Consolidated Statements of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Translation adjustments, tax	$ (6)	$ (17)	$ 47
Net unrealized gain (loss) on qualifying cash flow hedges, tax	4	0	(5)
Pension/Postretirement activity, tax	$ (14)	$ 26	$ (125)